Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.drinkerbiddle.com

November 29, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           Partners Group Private Real Estate (Master Fund), LLC (811-22640)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is the registration statement on Form N-2 (the “Registration Statement”) of Partners Group Private Real Estate (Master Fund), LLC (the “Registrant”).  The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, (the “1940 Act”) and the applicable rules thereunder.

The Registrant will be the master fund in a master-feeder structure in accordance with section 12(d)(1)(E) of the 1940 Act.  Partners Group Private Real Estate, LLC (811-22600) and Partners Group Private Real Estate (Institutional), LLC (811-22601) will be the Registrant’s feeder funds.  The registration statements of Partners Group Private Real Estate, LLC and Partners Group Private Real Estate (Institutional), LLC were each filed on November 29, 2011.

Questions and comments may be directed to the undersigned at (215) 988-3307.

Very truly yours,

/s/ Jillian L. Bosmann
Jillian L. Bosmann